Income Taxes (Reconciliation Of Effective Tax Rate, Percentage) (Details)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal tax benefit at the expected statutory rate	34.00%	34.00%
State income tax, net of federal tax benefit	5.80%	5.80%
Expired net operating loss carryforwards	(9.70%)	(6.80%)
Other	(2.90%)	(3.10%)
Valuation allowance	27.20%	29.90%
Income tax benefit - effective rate	0.00%	0.00%